Impairment/reversal of tangible and intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Impairment loss recognised in profit or loss	€ (848)	€ (1,067)	€ (6,537)
Reversal of impairment loss recognised in profit or loss	1,055	1,153
Impairment loss (reversal of impairment loss) recognised in profit or loss	225	475	€ (6,534)
Tangible Asset Other Than Goodwill [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Impairment loss recognised in profit or loss	(848)	(1,067)
Reversal of impairment loss recognised in profit or loss	1,055	1,153
Intangible Asset Other Than Goodwill [Member]
DisclosureOfImpairmentOfAssetsExplanatoryLineItems [Line Items]
Impairment loss recognised in profit or loss	(14)
Reversal of impairment loss recognised in profit or loss	€ 32	€ 389